Additional Information to the Statements of Comprehensive Loss Items (Tables)	9 Months Ended
Sep. 30, 2020
Additional Information To Statements Of Comprehensive Loss Items
Schedule of Additional Information on Revenues

Revenues reported in the financial statements for each group of similar products and services:

	Nine months ended September 30
	2020	2019
Revenues from lease	$10,241	$9,721
Revenues from sale	4,750	7,089

	$14,991	$16,809

Schedule of Geographic Information

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Nine months ended September 30
	2020	%	2019	%
U.S.	$13,300	89	$14,938	89
Europe	1,512	10	892	5
Israel	(4)	0	230	1
Other	183	1	749	5

	$14,991	100	$16,809	100

Schedule of Cost of Revenues
	Nine months ended September 30, 2020
	2020	2019
Cost of revenues—lease	$2,444	$2,218
Cost of revenues—sales	1,048	1,469

	$3,492	$3,687